UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity® New Markets Income Fund : FNMIX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 79	0.77%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® New Markets Income Fund	6.78%	1.20%	3.23%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	6.54%	0.68%	3.25%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	3.13%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.0
AA - 10.4
A - 3.3
BBB - 20.8
BB - 23.0
B - 16.3
CCC,CC,C - 16.8
D - 0.6
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 61.6
Corporate Bonds - 31.9
Preferred Securities - 1.4
U.S. Treasury Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Mexico - 7.1
United States - 5.1
Brazil - 4.6
Saudi Arabia - 4.5
United Arab Emirates - 4.5
Colombia - 3.6
Turkey - 3.6
Chile - 3.6
Dominican Republic - 3.4
Others - 60.0

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.6
Dominican Republic International Bond	3.4
Turkish Republic	3.3
Argentine Republic	3.0
Arab Republic of Egypt	3.0
Republic of Nigeria	2.7
Colombian Republic	2.6
Oman Sultanate	2.2
Panamanian Republic	2.1
Indonesia Government	2.1
28.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914199.100    331-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class M : FGWMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	1.06%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	2.29%	0.07%	1.75%
Class M (without 4.00% sales charge)	6.56%	0.89%	2.43%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	6.54%	0.68%	2.97%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	2.56%
A   From December 4, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.0
AA - 10.4
A - 3.3
BBB - 20.8
BB - 23.0
B - 16.3
CCC,CC,C - 16.8
D - 0.6
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 61.6
Corporate Bonds - 31.9
Preferred Securities - 1.4
U.S. Treasury Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Mexico - 7.1
United States - 5.1
Brazil - 4.6
Saudi Arabia - 4.5
United Arab Emirates - 4.5
Colombia - 3.6
Turkey - 3.6
Chile - 3.6
Dominican Republic - 3.4
Others - 60.0

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.6
Dominican Republic International Bond	3.4
Turkish Republic	3.3
Argentine Republic	3.0
Arab Republic of Egypt	3.0
Republic of Nigeria	2.7
Colombian Republic	2.6
Oman Sultanate	2.2
Panamanian Republic	2.1
Indonesia Government	2.1
28.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914201.100    3319-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class I : FGZMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.83%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	6.83%	1.18%	2.73%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	6.54%	0.68%	2.97%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	2.56%
A   From December 4, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.0
AA - 10.4
A - 3.3
BBB - 20.8
BB - 23.0
B - 16.3
CCC,CC,C - 16.8
D - 0.6
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 61.6
Corporate Bonds - 31.9
Preferred Securities - 1.4
U.S. Treasury Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Mexico - 7.1
United States - 5.1
Brazil - 4.6
Saudi Arabia - 4.5
United Arab Emirates - 4.5
Colombia - 3.6
Turkey - 3.6
Chile - 3.6
Dominican Republic - 3.4
Others - 60.0

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.6
Dominican Republic International Bond	3.4
Turkish Republic	3.3
Argentine Republic	3.0
Arab Republic of Egypt	3.0
Republic of Nigeria	2.7
Colombian Republic	2.6
Oman Sultanate	2.2
Panamanian Republic	2.1
Indonesia Government	2.1
28.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914203.100    3322-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class C : FGYMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.79%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	4.69%	0.16%	1.68%
Class C	5.69%	0.16%	1.68%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	6.54%	0.68%	2.97%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	2.56%
A   From December 4, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.0
AA - 10.4
A - 3.3
BBB - 20.8
BB - 23.0
B - 16.3
CCC,CC,C - 16.8
D - 0.6
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 61.6
Corporate Bonds - 31.9
Preferred Securities - 1.4
U.S. Treasury Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Mexico - 7.1
United States - 5.1
Brazil - 4.6
Saudi Arabia - 4.5
United Arab Emirates - 4.5
Colombia - 3.6
Turkey - 3.6
Chile - 3.6
Dominican Republic - 3.4
Others - 60.0

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.6
Dominican Republic International Bond	3.4
Turkish Republic	3.3
Argentine Republic	3.0
Arab Republic of Egypt	3.0
Republic of Nigeria	2.7
Colombian Republic	2.6
Oman Sultanate	2.2
Panamanian Republic	2.1
Indonesia Government	2.1
28.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914202.100    3320-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class A : FGVMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	1.06%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	2.21%	0.07%	1.73%
Class A (without 4.00% sales charge)	6.47%	0.89%	2.42%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	6.54%	0.68%	2.97%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	2.56%
A   From December 4, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.0
AA - 10.4
A - 3.3
BBB - 20.8
BB - 23.0
B - 16.3
CCC,CC,C - 16.8
D - 0.6
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 61.6
Corporate Bonds - 31.9
Preferred Securities - 1.4
U.S. Treasury Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Mexico - 7.1
United States - 5.1
Brazil - 4.6
Saudi Arabia - 4.5
United Arab Emirates - 4.5
Colombia - 3.6
Turkey - 3.6
Chile - 3.6
Dominican Republic - 3.4
Others - 60.0

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.6
Dominican Republic International Bond	3.4
Turkish Republic	3.3
Argentine Republic	3.0
Arab Republic of Egypt	3.0
Republic of Nigeria	2.7
Colombian Republic	2.6
Oman Sultanate	2.2
Panamanian Republic	2.1
Indonesia Government	2.1
28.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914200.100    3317-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class Z : FGBMX

This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 73	0.70%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 4, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	6.85%	1.27%	2.82%
J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index	6.54%	0.68%	2.97%
J.P. Morgan Emerging Markets Bond Index Global Diversified	6.54%	0.12%	2.56%
A   From December 4, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.0
AA - 10.4
A - 3.3
BBB - 20.8
BB - 23.0
B - 16.3
CCC,CC,C - 16.8
D - 0.6
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 61.6
Corporate Bonds - 31.9
Preferred Securities - 1.4
U.S. Treasury Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Mexico - 7.1
United States - 5.1
Brazil - 4.6
Saudi Arabia - 4.5
United Arab Emirates - 4.5
Colombia - 3.6
Turkey - 3.6
Chile - 3.6
Dominican Republic - 3.4
Others - 60.0

TOP HOLDINGS (% of Fund's net assets)
Petroleos Mexicanos	3.6
Dominican Republic International Bond	3.4
Turkish Republic	3.3
Argentine Republic	3.0
Arab Republic of Egypt	3.0
Republic of Nigeria	2.7
Colombian Republic	2.6
Oman Sultanate	2.2
Panamanian Republic	2.1
Indonesia Government	2.1
28.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914204.100    3323-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity New Markets Income Fund (the “Fund”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Markets Income Fund	$79,300	$7,000	$13,000	$2,400

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Markets Income Fund	$79,600	$6,800	$13,700	$2,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
PwC	$15,313,500	$14,359,100

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Markets Income Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New Markets Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 61.6%
		Principal Amount (a)	Value ($)
ANGOLA - 1.8%
Angola Republic 8% 11/26/2029 (b)		10,895,000	9,714,091
Angola Republic 8.25% 5/9/2028 (b)		26,255,000	24,687,839
Angola Republic 8.75% 4/14/2032 (b)		11,505,000	10,135,790
Angola Republic 9.125% 11/26/2049 (b)		7,695,000	6,168,004
Angola Republic 9.375% 5/8/2048 (b)		16,680,000	13,668,760
Angola Republic 9.5% 11/12/2025 (b)		16,180,000	16,213,169
TOTAL ANGOLA			80,587,653
ARGENTINA - 3.0%
Argentine Republic 0.75% 7/9/2030 (c)		54,286,534	41,827,775
Argentine Republic 1% 7/9/2029		17,436,997	14,132,686
Argentine Republic 4.125% 7/9/2035 (c)		73,225,665	48,585,229
Argentine Republic 5% 1/9/2038 (c)		46,294,088	32,336,420
TOTAL ARGENTINA			136,882,110
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (b)		14,165,000	11,652,271
BAHRAIN - 0.4%
Central Bank of Bahrain Ijara Sukuk 5.625% 5/18/2034 (b)		13,970,000	12,641,593
Central Bank of Bahrain Ijara Sukuk 7.5% 2/12/2036 (b)		3,705,000	3,794,327
TOTAL BAHRAIN			16,435,920
BENIN - 0.3%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	8,255,000	7,722,612
Republic of Benin 7.96% 2/13/2038 (b)		6,360,000	5,992,313
TOTAL BENIN			13,714,925
BERMUDA - 0.3%
Bermuda 2.375% 8/20/2030 (b)		5,325,000	4,517,677
Bermuda 3.375% 8/20/2050 (b)		5,015,000	3,319,328
Bermuda 5% 7/15/2032 (b)		3,830,000	3,695,950
TOTAL BERMUDA			11,532,955
BRAZIL - 1.6%
Federative Republic of Brazil 12.25% 3/6/2030		13,317,000	17,014,865
Federative Republic of Brazil 3.875% 6/12/2030		9,340,000	8,219,200
Federative Republic of Brazil 4.75% 1/14/2050		9,500,000	6,498,000
Federative Republic of Brazil 5% 1/27/2045		14,450,000	10,678,550
Federative Republic of Brazil 5.625% 2/21/2047		8,822,000	6,973,791
Federative Republic of Brazil 7.125% 1/20/2037		10,860,000	10,914,300
Federative Republic of Brazil 7.125% 5/13/2054		1,630,000	1,515,085
Federative Republic of Brazil 8.25% 1/20/2034		11,336,000	12,367,576
TOTAL BRAZIL			74,181,367
CHILE - 1.4%
Chilean Republic 2.45% 1/31/2031		30,240,000	25,940,250
Chilean Republic 3.1% 1/22/2061		23,465,000	13,880,955
Chilean Republic 3.5% 1/31/2034		7,100,000	6,130,406
Chilean Republic 4% 1/31/2052		3,960,000	2,967,525
Chilean Republic 4.34% 3/7/2042		5,555,000	4,674,880
Chilean Republic 5.33% 1/5/2054		9,740,000	9,018,656
TOTAL CHILE			62,612,672
COLOMBIA - 2.6%
Colombian Republic 3% 1/30/2030		24,145,000	20,100,713
Colombian Republic 3.125% 4/15/2031		24,300,000	19,270,386
Colombian Republic 3.875% 2/15/2061		6,730,000	3,499,599
Colombian Republic 4.125% 5/15/2051		6,805,000	3,902,668
Colombian Republic 5% 6/15/2045		34,505,000	23,125,596
Colombian Republic 5.2% 5/15/2049		20,620,000	13,887,570
Colombian Republic 5.625% 2/26/2044		11,500,000	8,515,750
Colombian Republic 6.125% 1/18/2041		6,410,000	5,227,355
Colombian Republic 7.375% 9/18/2037		3,680,000	3,508,880
Colombian Republic 7.5% 2/2/2034		4,055,000	3,998,230
Colombian Republic 8% 11/14/2035		5,970,000	6,005,820
Colombian Republic 8% 4/20/2033		4,165,000	4,248,383
Colombian Republic 8.75% 11/14/2053		5,645,000	5,701,450
TOTAL COLOMBIA			120,992,400
COSTA RICA - 1.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		20,778,000	18,596,310
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		7,110,000	7,127,775
Costa Rica Government International Bond 6.55% 4/3/2034 (b)		5,420,000	5,509,430
Costa Rica Government International Bond 7% 4/4/2044 (b)		4,575,000	4,627,613
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		8,200,000	8,478,800
TOTAL COSTA RICA			44,339,928
COTE D'IVOIRE - 1.1%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	8,750,000	8,485,877
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (b)		12,360,000	11,019,713
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		22,340,000	22,138,270
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		7,215,000	7,007,568
TOTAL COTE D'IVOIRE			48,651,428
DOMINICAN REPUBLIC - 3.4%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		31,505,000	28,842,828
Dominican Republic International Bond 4.875% 9/23/2032 (b)		10,930,000	9,738,630
Dominican Republic International Bond 5.3% 1/21/2041 (b)		6,000,000	5,091,000
Dominican Republic International Bond 5.875% 1/30/2060 (b)		22,430,000	18,964,565
Dominican Republic International Bond 5.95% 1/25/2027 (b)		15,654,000	15,552,249
Dominican Republic International Bond 6% 7/19/2028 (b)		17,451,000	17,267,765
Dominican Republic International Bond 6.4% 6/5/2049 (b)		6,013,000	5,647,349
Dominican Republic International Bond 6.5% 2/15/2048 (b)		2,590,000	2,464,540
Dominican Republic International Bond 6.6% 6/1/2036 (b)		4,104,000	4,075,272
Dominican Republic International Bond 6.85% 1/27/2045 (b)		19,929,000	19,579,645
Dominican Republic International Bond 7.05% 2/3/2031 (b)		5,810,000	5,945,489
Dominican Republic International Bond 7.45% 4/30/2044 (b)		20,824,000	21,813,140
TOTAL DOMINICAN REPUBLIC			154,982,472
ECUADOR - 1.3%
Ecuador Government International Bond 5% 7/31/2040 (b)(c)		12,750,000	6,515,250
Ecuador Government International Bond 5.5% 7/31/2035 (b)(c)		48,400,000	27,370,200
Ecuador Government International Bond 6.9% 7/31/2030 (b)(c)		38,597,847	26,825,504
TOTAL ECUADOR			60,710,954
EGYPT - 3.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		6,290,000	5,392,480
Arab Republic of Egypt 7.5% 1/31/2027 (b)		17,344,000	17,109,856
Arab Republic of Egypt 7.5% 2/16/2061 (b)		28,375,000	19,380,409
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		24,429,000	23,606,964
Arab Republic of Egypt 7.903% 2/21/2048 (b)		17,090,000	12,581,658
Arab Republic of Egypt 8.5% 1/31/2047 (b)		34,441,000	26,702,452
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		25,240,000	19,806,585
Arab Republic of Egypt Treasury Bills 0% 1/14/2025 (d)	EGP	170,675,000	3,311,444
Arab Republic of Egypt Treasury Bills 0% 3/18/2025 (d)	EGP	451,950,000	8,418,324
TOTAL EGYPT			136,310,172
EL SALVADOR - 0.8%
El Salvador Republic 0.25% 4/17/2030 (b)		5,455,000	94,916
El Salvador Republic 7.1246% 1/20/2050 (b)		8,578,000	7,205,520
El Salvador Republic 7.625% 2/1/2041 (b)		11,695,000	10,847,113
El Salvador Republic 7.65% 6/15/2035 (b)		11,205,000	10,840,838
El Salvador Republic 9.25% 4/17/2030 (b)		5,455,000	5,761,844
El Salvador Republic 9.65% 11/21/2054 (b)		3,465,000	3,626,330
TOTAL EL SALVADOR			38,376,561
GABON - 0.4%
Gabonese Republic 6.625% 2/6/2031 (b)		3,200,000	2,368,000
Gabonese Republic 6.95% 6/16/2025 (b)		4,292,000	4,147,016
Gabonese Republic 7% 11/24/2031 (b)		13,095,000	9,731,222
TOTAL GABON			16,246,238
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (b)		9,785,000	9,204,015
GHANA - 0.7%
Ghana Republic 0% 1/3/2030 (b)(d)		2,462,561	1,890,016
Ghana Republic 0% 7/3/2026 (b)(d)		1,998,301	1,854,923
Ghana Republic 5% 7/3/2029 (b)(c)		17,822,155	15,327,053
Ghana Republic 5% 7/3/2035 (b)(c)		18,376,529	12,858,057
TOTAL GHANA			31,930,049
GUATEMALA - 0.9%
Guatemala Government Bond 3.7% 10/7/2033 (b)		2,500,000	2,023,437
Guatemala Government Bond 4.9% 6/1/2030 (b)		2,500,000	2,354,688
Guatemala Government Bond 5.25% 8/10/2029 (b)		9,000,000	8,642,813
Guatemala Government Bond 5.375% 4/24/2032 (b)		5,270,000	4,966,975
Guatemala Government Bond 6.125% 6/1/2050 (b)		5,650,000	4,998,668
Guatemala Government Bond 6.55% 2/6/2037 (b)		3,800,000	3,731,600
Guatemala Government Bond 6.6% 6/13/2036 (b)		13,040,000	12,901,450
TOTAL GUATEMALA			39,619,631
HUNGARY - 1.7%
Hungary Government 2.125% 9/22/2031 (b)		13,890,000	10,999,491
Hungary Government 3.125% 9/21/2051 (b)		25,355,000	14,779,937
Hungary Government 5.25% 6/16/2029 (b)		6,100,000	6,000,874
Hungary Government 5.5% 3/26/2036 (b)		12,790,000	11,947,523
Hungary Government 5.5% 6/16/2034 (b)		12,895,000	12,294,577
Hungary Government 6.25% 9/22/2032 (b)		4,105,000	4,186,073
Hungary Government 6.75% 9/25/2052 (b)		12,980,000	13,182,813
Hungary Government 7.625% 3/29/2041		5,500,000	6,063,750
TOTAL HUNGARY			79,455,038
INDONESIA - 2.1%
Indonesia Government 5.125% 1/15/2045 (b)		12,522,000	11,767,049
Indonesia Government 5.95% 1/8/2046 (b)		6,230,000	6,424,687
Indonesia Government 6.625% 2/17/2037 (b)		18,536,000	20,250,580
Indonesia Government 6.75% 1/15/2044 (b)		6,465,000	7,297,369
Indonesia Government 7.75% 1/17/2038 (b)		21,772,000	26,153,615
Indonesia Government 8.5% 10/12/2035 (b)		19,301,000	23,909,114
TOTAL INDONESIA			95,802,414
JAMAICA - 0.2%
Jamaican Government 7.875% 7/28/2045		7,490,000	8,665,480
JORDAN - 0.6%
Jordan Government 5.85% 7/7/2030 (b)		8,860,000	8,101,407
Jordan Government 7.375% 10/10/2047 (b)		9,620,000	8,515,624
Jordan Government 7.5% 1/13/2029 (b)		6,610,000	6,562,473
Jordan Government 7.75% 1/15/2028 (b)		6,645,000	6,661,613
TOTAL JORDAN			29,841,117
KENYA - 0.8%
Republic of Kenya Government Bond 6.3% 1/23/2034 (b)		15,455,000	12,165,983
Republic of Kenya Government Bond 7% 5/22/2027 (b)		7,660,000	7,518,290
Republic of Kenya Government Bond 7.25% 2/28/2028 (b)		4,015,000	3,814,250
Republic of Kenya Government Bond 8% 5/22/2032 (b)		4,815,000	4,349,390
Republic of Kenya Government Bond 9.75% 2/16/2031 (b)		10,905,000	10,772,095
TOTAL KENYA			38,620,008
LEBANON - 0.2%
Lebanon Republic 5.8% (e)(f)		8,540,000	1,101,660
Lebanon Republic 6% (e)(f)		5,256,000	678,024
Lebanon Republic 6.1% (e)(f)		22,896,000	2,953,584
Lebanon Republic 6.2% (e)(f)		5,669,000	731,301
Lebanon Republic 6.375% (e)(f)		35,061,000	4,522,869
Lebanon Republic 6.65% (e)(f)		3,000,000	387,000
Lebanon Republic 6.75% (e)(f)		3,000,000	387,000
TOTAL LEBANON			10,761,438
MEXICO - 1.8%
United Mexican States 3.25% 4/16/2030		23,060,000	20,073,730
United Mexican States 4.75% 4/27/2032		5,375,000	4,869,749
United Mexican States 5.75% 10/12/2110		12,295,000	9,447,939
United Mexican States 6.05% 1/11/2040		35,198,000	32,668,144
United Mexican States 6.338% 5/4/2053		5,935,000	5,284,005
United Mexican States 6.35% 2/9/2035		9,065,000	8,861,038
TOTAL MEXICO			81,204,605
MONGOLIA - 0.2%
Mongolia Government 3.5% 7/7/2027 (b)		2,675,000	2,484,406
Mongolia Government 5.125% 4/7/2026 (b)		2,460,000	2,410,800
Mongolia Government 7.875% 6/5/2029 (b)		1,970,000	2,043,874
TOTAL MONGOLIA			6,939,080
MONTENEGRO - 0.3%
Republic of Montenegro 7.25% 3/12/2031 (b)		14,185,000	14,561,754
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		9,915,000	10,227,916
NIGERIA - 2.7%
Republic of Nigeria 6.125% 9/28/2028 (b)		13,115,000	11,881,403
Republic of Nigeria 6.5% 11/28/2027 (b)		25,043,000	23,734,504
Republic of Nigeria 7.143% 2/23/2030 (b)		11,415,000	10,297,015
Republic of Nigeria 7.625% 11/21/2025 (b)		15,862,000	15,761,752
Republic of Nigeria 7.625% 11/28/2047 (b)		23,015,000	17,513,264
Republic of Nigeria 7.696% 2/23/2038 (b)		3,500,000	2,846,060
Republic of Nigeria 7.875% 2/16/2032 (b)		15,065,000	13,544,339
Republic of Nigeria 8.375% 3/24/2029 (b)		17,000,000	16,458,550
Republic of Nigeria Treasury Bills 0% 3/6/2025 (d)	NGN	11,519,505,000	7,124,635
Republic of Nigeria Treasury Bills 0% 4/10/2025 (d)	NGN	775,000,000	467,896
Republic of Nigeria Treasury Bills 0% 5/20/2025 (d)	NGN	3,852,355,000	2,251,332
Republic of Nigeria Treasury Bills 0% 5/27/2025 (d)	NGN	4,434,770,000	2,577,365
TOTAL NIGERIA			124,458,115
OMAN - 2.2%
Oman Sultanate 6% 8/1/2029 (b)		13,910,000	14,079,563
Oman Sultanate 6.25% 1/25/2031 (b)		19,185,000	19,660,788
Oman Sultanate 6.5% 3/8/2047 (b)		27,725,000	27,422,798
Oman Sultanate 6.75% 1/17/2048 (b)		36,440,000	36,964,007
Oman Sultanate 7% 1/25/2051 (b)		2,880,000	3,015,907
TOTAL OMAN			101,143,063
PAKISTAN - 1.2%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		24,660,000	23,176,454
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		29,055,000	26,167,805
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		7,180,000	5,977,350
Islamic Republic of Pakistan 7.875% 3/31/2036 (b)		1,293,000	997,226
TOTAL PAKISTAN			56,318,835
PANAMA - 2.1%
Panamanian Republic 2.252% 9/29/2032		27,505,000	19,246,899
Panamanian Republic 3.16% 1/23/2030		13,515,000	11,297,864
Panamanian Republic 3.298% 1/19/2033		16,210,000	12,208,156
Panamanian Republic 3.87% 7/23/2060		21,270,000	11,083,159
Panamanian Republic 4.3% 4/29/2053		7,000,000	4,098,290
Panamanian Republic 4.5% 4/16/2050		17,125,000	10,552,939
Panamanian Republic 4.5% 5/15/2047		8,025,000	5,158,570
Panamanian Republic 6.4% 2/14/2035		9,790,000	8,881,390
Panamanian Republic 6.853% 3/28/2054		3,685,000	3,143,766
Panamanian Republic 7.875% 3/1/2057		5,480,000	5,286,501
Panamanian Republic 8% 3/1/2038		5,795,000	5,811,284
TOTAL PANAMA			96,768,818
PARAGUAY - 1.0%
Republic of Paraguay 2.739% 1/29/2033 (b)		5,873,000	4,762,636
Republic of Paraguay 4.95% 4/28/2031 (b)		20,430,000	19,542,572
Republic of Paraguay 5.4% 3/30/2050 (b)		12,025,000	10,202,611
Republic of Paraguay 5.6% 3/13/2048 (b)		7,470,000	6,515,259
Republic of Paraguay 6% 2/9/2036 (b)		4,280,000	4,237,200
TOTAL PARAGUAY			45,260,278
PERU - 1.1%
Peruvian Republic 2.783% 1/23/2031		13,915,000	11,888,628
Peruvian Republic 3% 1/15/2034		21,165,000	17,044,439
Peruvian Republic 3.3% 3/11/2041		30,340,000	21,911,169
TOTAL PERU			50,844,236
PHILIPPINES - 0.9%
Philippine Republic 2.65% 12/10/2045		9,490,000	5,990,563
Philippine Republic 2.95% 5/5/2045		3,200,000	2,136,000
Philippine Republic 4.75% 3/5/2035		1,880,000	1,783,649
Philippine Republic 5% 7/17/2033		4,990,000	4,890,200
Philippine Republic 5.5% 1/17/2048		3,675,000	3,583,125
Philippine Republic 5.6% 5/14/2049		6,620,000	6,520,700
Philippine Republic 5.609% 4/13/2033		6,190,000	6,306,063
Philippine Republic 5.95% 10/13/2047		11,890,000	12,291,288
TOTAL PHILIPPINES			43,501,588
POLAND - 1.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		6,800,000	6,617,284
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		3,985,000	4,135,155
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		15,875,000	15,521,940
Republic of Poland 5.5% 3/18/2054		2,075,000	1,909,021
Republic of Poland 5.5% 4/4/2053		20,645,000	19,090,844
TOTAL POLAND			47,274,244
QATAR - 1.2%
State of Qatar 4.4% 4/16/2050 (b)		15,095,000	12,774,144
State of Qatar 4.817% 3/14/2049 (b)		30,021,000	27,039,614
State of Qatar 5.103% 4/23/2048 (b)		17,315,000	16,378,908
TOTAL QATAR			56,192,666
ROMANIA - 1.1%
Romanian Republic 3% 2/14/2031 (b)		21,864,000	17,682,510
Romanian Republic 3.625% 3/27/2032 (b)		6,989,000	5,698,219
Romanian Republic 4% 2/14/2051 (b)		23,695,000	14,941,475
Romanian Republic 7.125% 1/17/2033 (b)		10,140,000	10,260,666
Romanian Republic 7.625% 1/17/2053 (b)		4,154,000	4,180,793
TOTAL ROMANIA			52,763,663
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		13,625,000	11,453,584
SAUDI ARABIA - 1.3%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		22,070,000	17,552,547
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		9,925,000	6,026,335
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		19,480,000	12,917,675
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		17,219,000	13,904,343
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		12,970,000	9,929,573
TOTAL SAUDI ARABIA			60,330,473
SENEGAL - 0.3%
Republic of Senegal 6.25% 5/23/2033 (b)		12,885,000	10,259,681
Republic of Senegal 6.75% 3/13/2048 (b)		6,810,000	4,615,886
TOTAL SENEGAL			14,875,567
SERBIA - 1.0%
Republic of Serbia 2.125% 12/1/2030 (b)		22,890,000	18,605,221
Republic of Serbia 6% 6/12/2034 (b)		11,645,000	11,455,769
Republic of Serbia 6.25% 5/26/2028 (b)		3,140,000	3,191,025
Republic of Serbia 6.5% 9/26/2033 (b)		12,130,000	12,463,575
TOTAL SERBIA			45,715,590
SOUTH AFRICA - 1.2%
South African Republic 5.65% 9/27/2047		22,135,000	16,519,129
South African Republic 5.75% 9/30/2049		32,720,000	24,399,304
South African Republic 7.1% 11/19/2036 (b)		9,520,000	9,258,581
South African Republic 7.3% 4/20/2052		7,475,000	6,765,174
TOTAL SOUTH AFRICA			56,942,188
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(c)		9,488,325	7,781,470
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(c)		18,611,187	13,774,326
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(c)		17,450,677	13,088,008
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(c)		8,721,673	6,542,214
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(c)		12,566,834	9,048,120
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		12,661,852	11,776,915
TOTAL SRI LANKA			62,011,053
TURKEY - 3.3%
Turkish Republic 26.2% 10/5/2033	TRY	212,605,000	5,843,084
Turkish Republic 31.08% 11/8/2028	TRY	183,520,000	5,129,665
Turkish Republic 37% 2/18/2026	TRY	74,870,000	2,084,926
Turkish Republic 4.875% 4/16/2043		29,705,000	20,663,986
Turkish Republic 5.125% 2/17/2028		5,545,000	5,381,256
Turkish Republic 5.75% 5/11/2047		16,625,000	12,364,179
Turkish Republic 6% 1/14/2041		29,698,000	24,365,724
Turkish Republic 6% 3/25/2027		8,850,000	8,866,594
Turkish Republic 6.5% 1/3/2035		17,175,000	16,063,992
Turkish Republic 6.625% 2/17/2045		530,000	446,466
Turkish Republic 7.625% 5/15/2034		7,955,000	8,084,269
Turkish Republic 9.125% 7/13/2030		8,800,000	9,735,000
Turkish Republic 9.375% 1/19/2033		2,725,000	3,066,470
Turkish Republic 9.375% 3/14/2029		25,665,000	28,319,723
TOTAL TURKEY			150,415,334
UKRAINE - 1.6%
Ukraine Government 0% 2/1/2030 (b)(c)		4,009,433	2,171,107
Ukraine Government 0% 2/1/2034 (b)(c)		14,982,632	6,180,336
Ukraine Government 0% 2/1/2035 (b)(c)		18,446,378	10,883,363
Ukraine Government 0% 2/1/2036 (b)(c)		10,551,148	6,172,422
Ukraine Government 0% 8/1/2041 (b)(g)		8,905,000	6,834,588
Ukraine Government 1.75% 2/1/2029 (b)(c)		19,719,669	13,543,962
Ukraine Government 1.75% 2/1/2034 (b)(c)		24,279,212	13,614,568
Ukraine Government 1.75% 2/1/2035 (b)(c)		15,258,656	8,392,261
Ukraine Government 1.75% 2/1/2036 (b)(c)		10,401,782	5,616,962
TOTAL UKRAINE			73,409,569
UNITED ARAB EMIRATES - 1.7%
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		47,628,000	31,598,320
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		34,065,000	26,017,144
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		7,330,000	7,165,075
Emirate of Dubai 3.9% 9/9/2050 (e)		17,255,000	12,509,875
TOTAL UNITED ARAB EMIRATES			77,290,414
URUGUAY - 0.7%
Uruguay Republic 5.1% 6/18/2050		27,510,000	25,266,216
Uruguay Republic 5.75% 10/28/2034		5,850,000	6,012,703
TOTAL URUGUAY			31,278,919
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (b)		12,475,000	10,252,891
Republic of Uzbekistan 5.375% 2/20/2029 (b)		4,950,000	4,651,812
TOTAL UZBEKISTAN			14,904,703
VENEZUELA - 1.3%
Venezuela Republic 11.75% (e)(f)		65,000,000	10,205,000
Venezuela Republic 11.95% (e)(f)		82,250,000	12,789,875
Venezuela Republic 12.75% (e)(f)		42,425,000	6,550,420
Venezuela Republic 9% (e)(f)		43,195,000	5,917,715
Venezuela Republic 9.25% (f)		62,675,000	9,683,288
Venezuela Republic 9.25% (e)(f)		70,265,000	9,696,570
Venezuela Republic 9.375% (f)		46,005,000	7,222,785
TOTAL VENEZUELA			62,065,653
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (b)		14,779,128	8,456,469
Republic of Zambia 5.75% 6/30/2033 (b)(c)		8,096,553	7,092,075
TOTAL ZAMBIA			15,548,544
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,143,550,400)			2,835,809,668

Non-Convertible Corporate Bonds - 31.9%
	Principal Amount (a)	Value ($)
AZERBAIJAN - 0.8%
Energy - 0.8%
Energy Equipment & Services - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)	27,844,000	28,160,308
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)	9,030,000	9,312,278

TOTAL AZERBAIJAN		37,472,586
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)	24,018,000	24,708,518
BRAZIL - 3.0%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
NBM US Holdings Inc 6.625% 8/6/2029 (b)	5,930,000	5,933,736
Food Products - 0.1%
Adecoagro SA 6% 9/21/2027 (b)	3,168,000	3,089,782
Marb Bondco PLC 3.95% 1/29/2031 (b)	3,045,000	2,541,144
		5,630,926
Energy - 0.4%
Energy Equipment & Services - 0.1%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)	8,605,000	8,983,190
Oil, Gas & Consumable Fuels - 0.3%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)	13,910,991	11,598,289
TOTAL ENERGY		20,581,479

Financials - 0.2%
Financial Services - 0.2%
Azul Secured Finance II LLP ICE Term SOFR 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(g)(h)	1,517,980	1,533,159
Cosan Luxembourg SA 7.25% 6/27/2031 (b)	9,590,000	9,437,135
		10,970,294
Industrials - 0.7%
Aerospace & Defense - 0.4%
Embraer Netherlands Finance BV 5.4% 2/1/2027	2,685,000	2,682,476
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)	3,270,000	3,354,816
Embraer Netherlands Finance BV 7% 7/28/2030 (b)	10,595,000	10,978,009
		17,015,301
Passenger Airlines - 0.3%
Azul Secured Finance LLP 11.5% 5/28/2029 pay-in-kind (b)	18,641,284	10,439,119
Azul Secured Finance LLP 11.93% 8/28/2028 pay-in-kind (b)	4,948,309	4,974,585
		15,413,704
TOTAL INDUSTRIALS		32,429,005

Materials - 1.2%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)	5,550,000	3,798,309
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	5,790,000	5,355,750
Braskem Netherlands Finance BV 8% 10/15/2034 (b)	4,525,000	4,306,759
		13,460,818
Metals & Mining - 0.9%
CSN Resources SA 8.875% 12/5/2030 (b)	13,790,000	13,699,538
Nexa Resources SA 6.5% 1/18/2028 (b)	3,781,000	3,816,466
Nexa Resources SA 6.75% 4/9/2034 (b)	3,175,000	3,206,750
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(g)	16,208,566	15,641,266
		36,364,020
TOTAL MATERIALS		49,824,838

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (b)	10,770,000	10,971,938
TOTAL BRAZIL		136,342,216
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)	7,840,000	7,587,630
CHILE - 1.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)	16,142,000	15,097,774
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)	4,165,000	4,153,296
Materials - 1.4%
Metals & Mining - 1.4%
Antofagasta PLC 2.375% 10/14/2030 (b)	12,195,000	10,186,240
Antofagasta PLC 5.625% 5/13/2032 (b)	6,195,000	6,057,533
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)	9,240,000	8,212,050
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (b)	8,130,000	4,905,967
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)	16,785,000	11,245,950
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (b)	6,855,000	5,312,625
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)	4,740,000	4,498,556
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)	4,795,000	4,766,530
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)	5,575,000	5,428,824
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)	3,905,000	3,976,998
		64,591,273
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)	3,795,000	3,686,843
TOTAL CHILE		87,529,186
CHINA - 0.8%
Consumer Discretionary - 0.7%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (b)	7,355,000	4,773,854
Prosus NV 4.193% 1/19/2032 (b)	11,350,000	10,137,026
		14,910,880
Hotels, Restaurants & Leisure - 0.4%
Meituan 3.05% 10/28/2030 (b)	11,695,000	10,316,862
Meituan 4.625% 10/2/2029 (b)	5,655,000	5,468,911
		15,785,773
TOTAL CONSUMER DISCRETIONARY		30,696,653

Materials - 0.1%
Chemicals - 0.1%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)	4,295,000	4,171,432
TOTAL CHINA		34,868,085
COLOMBIA - 1.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Ecopetrol SA 8.375% 1/19/2036	6,495,000	6,257,933
Ecopetrol SA 8.875% 1/13/2033	11,770,000	11,949,022
Geopark Ltd 5.5% 1/17/2027 (b)	2,885,000	2,770,494
		20,977,449
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (b)	9,365,000	9,271,632
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)	11,545,000	9,824,102
Termocandelaria Power SA 7.75% 9/17/2031 (b)	5,660,000	5,699,507
		15,523,609
TOTAL COLOMBIA		45,772,690
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)	4,880,000	5,217,012
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (b)	7,705,000	6,727,313
GHANA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	6,305,000	5,933,194
Kosmos Energy Ltd 8.75% 10/1/2031 (b)	23,695,000	22,273,300
Tullow Oil PLC 10.25% 5/15/2026 (b)	18,340,000	15,680,700

TOTAL GHANA		43,887,194
GUATEMALA - 0.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (b)	9,920,000	8,825,725
Millicom International Cellular SA 4.5% 4/27/2031 (b)	9,095,000	7,992,231
Millicom International Cellular SA 7.375% 4/2/2032 (b)	5,070,000	5,026,449
		21,844,405
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)	6,260,000	6,019,365
TOTAL GUATEMALA		27,863,770
HUNGARY - 0.1%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)	4,230,000	4,264,389
INDIA - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)	7,190,000	6,892,925
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (b)	8,295,000	8,097,994
TOTAL INDIA		14,990,919
INDONESIA - 1.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)	17,175,000	17,086,892
Materials - 0.8%
Metals & Mining - 0.8%
Freeport Indonesia PT 4.763% 4/14/2027 (b)	5,520,000	5,464,800
Freeport Indonesia PT 5.315% 4/14/2032 (b)	8,260,000	8,053,500
Freeport Indonesia PT 6.2% 4/14/2052 (b)	6,385,000	6,296,568
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)	15,185,000	15,071,113
		34,885,981
TOTAL INDONESIA		51,972,873
ISRAEL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)	12,100,000	11,824,120
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)	14,380,000	14,272,150

TOTAL ISRAEL		26,096,270
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)	2,375,000	2,385,687
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)	11,795,000	9,736,891
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)	5,940,000	5,125,091
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)	7,950,000	6,759,964

TOTAL KAZAKHSTAN		21,621,946
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 4.25% 11/3/2026 (b)	5,700,000	5,575,312
MALAYSIA - 1.1%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)	10,840,000	9,552,750
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petronas Capital Ltd 3.404% 4/28/2061 (b)	14,910,000	9,715,356
Petronas Capital Ltd 3.5% 4/21/2030 (b)	10,240,000	9,474,253
Petronas Capital Ltd 4.8% 4/21/2060 (b)	3,500,000	3,008,775
		22,198,384
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)	3,770,000	3,750,396
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)	13,415,000	13,049,844
		16,800,240
TOTAL MALAYSIA		48,551,374
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom 7.375% 2/16/2027 (b)	6,250,000	6,214,250
MEXICO - 4.6%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (e)(f)	27,098,000	10,026,260
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)	7,665,000	7,961,406
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (b)	9,420,000	8,863,655
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Petroleos Mexicanos 6.5% 3/13/2027	9,810,000	9,452,916
Petroleos Mexicanos 6.5% 6/2/2041	11,163,000	7,908,985
Petroleos Mexicanos 6.625% 6/15/2035	69,624,000	54,759,276
Petroleos Mexicanos 6.7% 2/16/2032	14,394,000	12,567,761
Petroleos Mexicanos 6.95% 1/28/2060	35,910,000	24,564,595
Petroleos Mexicanos 7.69% 1/23/2050	77,975,000	58,637,200
		167,890,733
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)	3,565,000	2,620,275
Braskem Idesa SAPI 7.45% 11/15/2029 (b)	9,620,000	7,655,596
		10,275,871
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)	7,345,000	7,570,418
TOTAL MEXICO		212,588,343
MOROCCO - 0.5%
Materials - 0.5%
Chemicals - 0.5%
OCP SA 3.75% 6/23/2031 (b)	10,060,000	8,695,663
OCP SA 5.125% 6/23/2051 (b)	4,000,000	3,013,760
OCP SA 6.875% 4/25/2044 (b)	5,295,000	5,142,769
OCP SA 7.5% 5/2/2054 (b)	6,740,000	6,836,921

TOTAL MOROCCO		23,689,113
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)	2,332,000	2,291,190
IHS Holding Ltd 7.875% 5/29/2030 (b)	9,330,000	9,198,821
		11,490,011
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)	2,268,668	2,265,832
TOTAL NIGERIA		13,755,843
PANAMA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	10,945,000	10,679,474
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)	12,710,000	11,546,273
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)	3,432,000	3,392,110
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)	5,720,000	4,119,258
TOTAL PANAMA		29,737,115
PARAGUAY - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)	3,750,000	3,721,874
PERU - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (b)	5,035,000	4,769,102
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)	2,435,000	2,417,955
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)	5,060,000	4,816,563
		7,234,518
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (b)	5,625,000	5,427,000
TOTAL PERU		17,430,620
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	13,730,000	11,016,112
QATAR - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
QatarEnergy 2.25% 7/12/2031 (b)	22,710,000	19,071,631
QatarEnergy 3.125% 7/12/2041 (b)	11,965,000	8,819,999
QatarEnergy 3.3% 7/12/2051 (b)	31,000,000	21,302,813

TOTAL QATAR		49,194,443
SAUDI ARABIA - 3.2%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)	23,470,000	20,103,522
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)	18,280,000	15,606,550
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)	20,230,000	13,122,392
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)	30,676,000	28,816,421
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)	22,055,000	18,923,190
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)	19,984,000	15,887,280
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)	2,505,000	2,327,771
		114,787,126
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)	3,800,000	3,751,321
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)	8,695,000	8,491,798
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)	7,665,000	7,698,573
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)	6,145,000	6,217,972
TMS Issuer Sarl 5.78% 8/23/2032 (b)	6,660,000	6,780,713
		32,940,377
TOTAL SAUDI ARABIA		147,727,503
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)	9,330,000	9,313,673
SOUTH AFRICA - 1.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	13,580,000	10,597,832
Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026	26,265,000	25,156,880
Metals & Mining - 0.1%
Stillwater Mining Co 4% 11/16/2026 (b)	3,580,000	3,383,100
Utilities - 1.1%
Electric Utilities - 1.1%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)	15,665,000	15,571,950
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)	20,935,000	20,908,831
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)	10,415,000	10,922,731
		47,403,512
TOTAL SOUTH AFRICA		86,541,324
TURKEY - 0.3%
Financials - 0.2%
Banks - 0.2%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)	6,585,000	6,928,655
Industrials - 0.1%
Building Products - 0.1%
Sisecam UK PLC 8.625% 5/2/2032 (b)	6,925,000	6,875,209
TOTAL TURKEY		13,803,864
UKRAINE - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)	8,237,135	6,095,480
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)	6,283,149	5,843,329

TOTAL UKRAINE		11,938,809
UNITED ARAB EMIRATES - 2.4%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)	15,880,000	14,336,623
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)	8,203,603	7,028,764
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)	19,645,000	15,945,454
		37,310,841
Financials - 1.0%
Financial Services - 1.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)	9,540,000	8,779,781
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)	4,920,000	4,993,800
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)	6,805,000	6,165,466
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (e)	2,140,000	1,919,152
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)	5,905,000	5,533,871
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)	12,590,000	11,543,520
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)	5,925,000	6,031,413
		44,967,003
Industrials - 0.1%
Transportation Infrastructure - 0.1%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)	5,420,000	5,066,006
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)	2,300,000	2,383,375
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)	3,435,000	2,672,636
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)	6,105,000	5,964,219
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)	9,565,000	8,961,209
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)	2,540,000	2,513,965
		20,112,029
TOTAL UNITED ARAB EMIRATES		109,839,254
UZBEKISTAN - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)	5,355,000	5,334,919
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)	4,745,000	4,694,608

TOTAL UZBEKISTAN		10,029,527
VENEZUELA - 1.7%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Petroleos de Venezuela SA 5.375% (e)(f)	152,515,000	16,401,463
Petroleos de Venezuela SA 5.5% (e)(f)	184,250,000	19,797,663
Petroleos de Venezuela SA 6% (e)(f)	69,700,000	7,283,650
Petroleos de Venezuela SA 6% (b)(f)	105,540,000	10,868,509
Petroleos de Venezuela SA 8.5% (e)(f)	20,540,000	17,869,800
Petroleos de Venezuela SA 9.75% (b)(f)	71,700,000	8,030,400

TOTAL VENEZUELA		80,251,485
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,750,829,800)		1,470,228,122

Preferred Securities - 1.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA 0% (g)(i)	BRL	22,145,000	1,272,526
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (b)(g)(i)		5,950,000	5,976,771
Banco de Credito e Inversiones SA 8.75% (b)(g)(i)		6,350,000	6,862,157

TOTAL CHILE			12,838,928
MEXICO - 0.7%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(g)(i)		9,495,000	9,503,118
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(g)(i)		4,015,000	4,025,111
			13,528,229
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV 5.125% (b)(g)(i)		19,110,000	19,036,236
TOTAL MEXICO			32,564,465
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(f)(g)(i)(j)		6,660,000	333,000
UNITED ARAB EMIRATES - 0.4%
Industrials - 0.4%
Marine Transportation - 0.4%
DP World Salaam 6% (e)(g)(i)		15,805,000	16,200,125
TOTAL PREFERRED SECURITIES (Cost $70,290,266)			63,209,044

U.S. Treasury Obligations - 1.0%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 4.47	45,889,000	32,091,633
US Treasury Bonds 3.625% 2/15/2053	3.84 to 5.06	19,173,000	15,577,881
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,675,147)			47,669,514

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $113,538,622)	4.36	113,515,919	113,538,622

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $5,137,884,235)	4,530,454,970
NET OTHER ASSETS (LIABILITIES) - 1.6%	73,945,998
NET ASSETS - 100.0%	4,604,400,968

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,728	Mar 2025	187,920,000	(1,595,497)	(1,595,497)

The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,005,417,456 or 65.3% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $201,564,258 or 4.4% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Level 3 security
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,641,506	2,893,153,794	2,797,257,416	3,624,299	738	-	113,538,622	113,515,919	0.2%
Fidelity Securities Lending Cash Central Fund	-	37,996,003	37,996,003	131	-	-	-	-	0.0%
Total	17,641,506	2,931,149,797	2,835,253,419	3,624,430	738	-	113,538,622	113,515,919

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	2,835,809,668	-	2,835,809,668	-

Non-Convertible Corporate Bonds
Communication Services	115,626,375	-	115,626,375	-
Consumer Discretionary	57,524,482	-	57,524,482	-
Consumer Staples	25,197,419	-	25,197,419	-
Energy	700,157,451	-	700,157,451	-
Financials	72,347,353	-	72,347,353	-
Health Care	6,892,925	-	6,892,925	-
Industrials	107,343,095	-	107,343,095	-
Information Technology	10,363,826	-	10,363,826	-
Materials	255,677,107	-	255,677,107	-
Real Estate	2,383,375	-	2,383,375	-
Utilities	116,714,714	-	116,714,714	-

Preferred Securities
Financials	26,700,157	-	26,367,157	333,000
Industrials	16,200,125	-	16,200,125	-
Materials	20,308,762	-	20,308,762	-

U.S. Treasury Obligations	47,669,514	-	47,669,514	-

Money Market Funds	113,538,622	113,538,622	-	-
Total Investments in Securities:	4,530,454,970	113,538,622	4,416,583,348	333,000
Derivative Instruments: Liabilities
Futures Contracts	(1,595,497)	(1,595,497)	-	-
Total Liabilities	(1,595,497)	(1,595,497)	-	-
Total Derivative Instruments:	(1,595,497)	(1,595,497)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(1,595,497)
Total Interest Rate Risk	0	(1,595,497)
Total Value of Derivatives	0	(1,595,497)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,024,345,613)	$4,416,916,348
Fidelity Central Funds (cost $113,538,622)	113,538,622

Total Investment in Securities (cost $5,137,884,235)		$4,530,454,970
Segregated cash with brokers for derivative instruments		3,456,000
Foreign currency held at value (cost $367,592)		355,180
Receivable for investments sold		2,122,909
Receivable for fund shares sold		1,235,613
Interest receivable		76,676,919
Distributions receivable from Fidelity Central Funds		400,893
Prepaid expenses		3,687
Total assets		4,614,706,171
Liabilities
Payable for investments purchased	$636,453
Payable for fund shares redeemed	4,951,689
Distributions payable	1,376,476
Accrued management fee	2,836,928
Distribution and service plan fees payable	27,249
Payable for daily variation margin on futures contracts	378,278
Other payables and accrued expenses	98,130
Total liabilities		10,305,203
Net Assets		$4,604,400,968
Net Assets consist of:
Paid in capital		$6,467,184,275
Total accumulated earnings (loss)		(1,862,783,307)
Net Assets		$4,604,400,968

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($71,879,837 ÷ 5,680,569 shares)(a)		$12.65
Maximum offering price per share (100/96.00 of $12.65)		$13.18
Class M :
Net Asset Value and redemption price per share ($24,569,271 ÷ 1,941,079 shares)(a)		$12.66
Maximum offering price per share (100/96.00 of $12.66)		$13.19
Class C :
Net Asset Value and offering price per share ($7,924,596 ÷ 626,351 shares)(a)		$12.65
Fidelity New Markets Income Fund :
Net Asset Value, offering price and redemption price per share ($1,566,156,869 ÷ 123,761,085 shares)		$12.65
Class I :
Net Asset Value, offering price and redemption price per share ($1,278,868,468 ÷ 101,043,549 shares)		$12.66
Class Z :
Net Asset Value, offering price and redemption price per share ($1,655,001,927 ÷ 130,784,215 shares)		$12.65
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$2,850,950
Interest		259,228,094
Income from Fidelity Central Funds (including $131 from security lending)		3,624,430
Total income		265,703,474
Expenses
Management fee	$31,233,537
Transfer agent fees	723,186
Distribution and service plan fees	338,539
Accounting fees	190,271
Custodian fees and expenses	25,861
Independent trustees' fees and expenses	18,655
Registration fees	124,390
Audit fees	107,087
Legal	502,695
Miscellaneous	164,304
Total expenses before reductions	33,428,525
Expense reductions	(121,737)
Total expenses after reductions		33,306,788
Net Investment income (loss)		232,396,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(176,414,118)
Fidelity Central Funds	738
Foreign currency transactions	(295,696)
Futures contracts	(1,738,197)
Swaps	199,861
Total net realized gain (loss)		(178,247,412)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	231,313,597
Assets and liabilities in foreign currencies	(76,182)
Futures contracts	(3,799,651)
Total change in net unrealized appreciation (depreciation)		227,437,764
Net gain (loss)		49,190,352
Net increase (decrease) in net assets resulting from operations		$281,587,038
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,396,686	$255,893,545
Net realized gain (loss)	(178,247,412)	(189,140,296)
Change in net unrealized appreciation (depreciation)	227,437,764	463,812,953
Net increase (decrease) in net assets resulting from operations	281,587,038	530,566,202
Distributions to shareholders	(204,955,516)	(224,863,302)

Share transactions - net increase (decrease)	328,659,432	(338,842,752)
Total increase (decrease) in net assets	405,290,954	(33,139,852)

Net Assets
Beginning of period	4,199,110,014	4,232,249,866
End of period	$4,604,400,968	$4,199,110,014

Financial Highlights
Fidelity Advisor® New Markets Income Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.09	$15.07
Income from Investment Operations
Net investment income (loss) A,B	.636	.690	.621	.575	.649
Net realized and unrealized gain (loss)	.153	.823	(2.796)	(.888)	(.062)
Total from investment operations	.789	1.513	(2.175)	(.313)	.587
Distributions from net investment income	(.559)	(.603)	(.555)	(.497)	(.556)
Distributions from net realized gain	-	-	-	(.040)	(.011)
Total distributions	(.559)	(.603)	(.555)	(.537)	(.567)
Net asset value, end of period	$12.65	$12.42	$11.51	$14.24	$15.09
Total Return C,D	6.47%	13.61%	(15.30)%	(2.09)%	4.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.06%	1.16%	1.13%	1.12%	1.13%
Expenses net of fee waivers, if any	1.06%	1.15%	1.13%	1.12%	1.13%
Expenses net of all reductions	1.06%	1.15%	1.13%	1.12%	1.13%
Net investment income (loss)	5.04%	5.95%	5.12%	3.93%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$71,880	$75,901	$78,302	$118,896	$136,626
Portfolio turnover rate G	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.52	$14.24	$15.10	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.636	.690	.621	.576	.647
Net realized and unrealized gain (loss)	.163	.813	(2.786)	(.898)	(.059)
Total from investment operations	.799	1.503	(2.165)	(.322)	.588
Distributions from net investment income	(.559)	(.603)	(.555)	(.498)	(.557)
Distributions from net realized gain	-	-	-	(.040)	(.011)
Total distributions	(.559)	(.603)	(.555)	(.538)	(.568)
Net asset value, end of period	$12.66	$12.42	$11.52	$14.24	$15.10
Total Return C,D	6.56%	13.51%	(15.23)%	(2.15)%	4.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.06%	1.16%	1.13%	1.12%	1.13%
Expenses net of fee waivers, if any	1.06%	1.16%	1.13%	1.11%	1.13%
Expenses net of all reductions	1.06%	1.15%	1.13%	1.11%	1.12%
Net investment income (loss)	5.04%	5.95%	5.11%	3.94%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$24,569	$25,507	$25,747	$38,589	$44,941
Portfolio turnover rate G	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.09	$15.07
Income from Investment Operations
Net investment income (loss) A,B	.543	.609	.536	.471	.542
Net realized and unrealized gain (loss)	.153	.823	(2.798)	(.891)	(.063)
Total from investment operations	.696	1.432	(2.262)	(.420)	.479
Distributions from net investment income	(.466)	(.522)	(.468)	(.390)	(.448)
Distributions from net realized gain	-	-	-	(.040)	(.011)
Total distributions	(.466)	(.522)	(.468)	(.430)	(.459)
Net asset value, end of period	$12.65	$12.42	$11.51	$14.24	$15.09
Total Return C,D	5.69%	12.83%	(15.91)%	(2.81)%	3.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.79%	1.86%	1.85%	1.86%	1.86%
Expenses net of fee waivers, if any	1.79%	1.85%	1.85%	1.85%	1.86%
Expenses net of all reductions	1.79%	1.85%	1.85%	1.85%	1.86%
Net investment income (loss)	4.31%	5.25%	4.39%	3.20%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$7,925	$9,961	$12,908	$23,000	$44,401
Portfolio turnover rate G	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® New Markets Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.10	$15.07
Income from Investment Operations
Net investment income (loss) A,B	.672	.727	.658	.624	.693
Net realized and unrealized gain (loss)	.154	.823	(2.796)	(.899)	(.050)
Total from investment operations	.826	1.550	(2.138)	(.275)	.643
Distributions from net investment income	(.596)	(.640)	(.592)	(.545)	(.602)
Distributions from net realized gain	-	-	-	(.040)	(.011)
Total distributions	(.596)	(.640)	(.592)	(.585)	(.613)
Net asset value, end of period	$12.65	$12.42	$11.51	$14.24	$15.10
Total Return C	6.78%	13.97%	(15.04)%	(1.84)%	4.60%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.77%	.84%	.82%	.80%	.81%
Expenses net of fee waivers, if any	.77%	.84%	.82%	.79%	.81%
Expenses net of all reductions	.77%	.84%	.82%	.79%	.80%
Net investment income (loss)	5.33%	6.27%	5.43%	4.26%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,566,157	$1,634,400	$1,613,198	$2,313,928	$3,430,477
Portfolio turnover rate F	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.25	$15.10	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.664	.726	.659	.620	.690
Net realized and unrealized gain (loss)	.168	.822	(2.808)	(.890)	(.059)
Total from investment operations	.832	1.548	(2.149)	(.270)	.631
Distributions from net investment income	(.592)	(.638)	(.591)	(.540)	(.600)
Distributions from net realized gain	-	-	-	(.040)	(.011)
Total distributions	(.592)	(.638)	(.591)	(.580)	(.611)
Net asset value, end of period	$12.66	$12.42	$11.51	$14.25	$15.10
Total Return C	6.83%	13.95%	(15.11)%	(1.80)%	4.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.83%	.85%	.83%	.83%	.83%
Expenses net of fee waivers, if any	.83%	.85%	.83%	.83%	.83%
Expenses net of all reductions	.83%	.85%	.83%	.83%	.83%
Net investment income (loss)	5.27%	6.25%	5.42%	4.22%	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,278,868	$743,318	$769,765	$1,148,584	$1,665,050
Portfolio turnover rate F	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New Markets Income Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$11.51	$14.24	$15.10	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.680	.737	.666	.628	.698
Net realized and unrealized gain (loss)	.154	.823	(2.793)	(.893)	(.057)
Total from investment operations	.834	1.560	(2.127)	(.265)	.641
Distributions from net investment income	(.604)	(.650)	(.603)	(.555)	(.610)
Distributions from net realized gain	-	-	-	(.040)	(.011)
Total distributions	(.604)	(.650)	(.603)	(.595)	(.621)
Net asset value, end of period	$12.65	$12.42	$11.51	$14.24	$15.10
Total Return C	6.85%	14.07%	(14.96)%	(1.77)%	4.61%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.71%	.75%	.73%	.72%	.73%
Expenses net of fee waivers, if any	.70%	.75%	.73%	.72%	.73%
Expenses net of all reductions	.70%	.75%	.73%	.72%	.73%
Net investment income (loss)	5.40%	6.35%	5.52%	4.33%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,655,002	$1,710,024	$1,732,330	$2,148,384	$1,225,147
Portfolio turnover rate F	25%	19%	26%	30%	91%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity New Markets Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$166,743,053
Gross unrealized depreciation	(678,872,359)
Net unrealized appreciation (depreciation)	$(512,129,306)
Tax Cost	$5,042,584,276

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$57,977
Capital loss carryforward	$(1,350,660,367)
Net unrealized appreciation (depreciation) on securities and other investments	$(512,180,917)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(264,929,748)
Long-term	(1,085,730,619)
Total capital loss carryforward	$(1,350,660,367)

Due to large redemptions in a prior period, approximately $488,099,615 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $109,332,545 of those capital losses per year to offset capital gains.  Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$204,955,516	$ 224,863,302
Total	$204,955,516	$ 224,863,302

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity New Markets Income Fund
Credit Risk
Swaps	77,372	-
Total Credit Risk	77,372	-
Interest Rate Risk
Futures Contracts	(1,738,197)	(3,799,651)
Swaps	122,489	-
Total Interest Rate Risk	(1,615,708)	(3,799,651)
Totals	(1,538,336)	(3,799,651)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Markets Income Fund	1,256,059,395	939,114,778
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.81
Fidelity New Markets Income Fund	.79
Class I	.81
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.78
Class M	.78
Class C	.78
Fidelity New Markets Income Fund	.74
Class I	.78
Class Z	.68

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	185,217	2,587
Class M	- %	.25%	62,902	120
Class C	.75%	.25%	90,420	1,460
			338,539	4,167

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,627
Class M	455
Class C A	45
3,127

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	24,704.2000
Class M	8,355.2000
Class C	2,472.1525
Fidelity New Markets Income Fund	363,936.1367
Class I	185,822.1526
Class Z	137,897.0500
	723,186

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity New Markets Income Fund	.0279

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity New Markets Income Fund	6,672

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Markets Income Fund	14	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $24,400. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	25

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $97,312.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity New Markets Income Fund
Distributions to shareholders
Class A	$3,290,652	$3,845,147
Class M	1,117,953	1,283,578
Class C	336,957	504,158
Fidelity New Markets Income Fund	75,939,850	86,500,335
Class I	44,431,224	39,010,669
Class Z	79,838,880	93,719,415
Total	$204,955,516	$224,863,302
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity New Markets Income Fund
Class A
Shares sold	508,693	435,966	$6,427,581	$5,092,144
Reinvestment of distributions	254,534	319,325	3,201,219	3,728,487
Shares redeemed	(1,195,133)	(1,446,001)	(15,042,586)	(16,742,584)
Net increase (decrease)	(431,906)	(690,710)	$(5,413,786)	$(7,921,953)
Class M
Shares sold	190,927	114,755	$2,406,107	$1,330,318
Reinvestment of distributions	86,820	107,712	1,092,283	1,258,124
Shares redeemed	(390,171)	(404,603)	(4,917,079)	(4,690,890)
Net increase (decrease)	(112,424)	(182,136)	$(1,418,689)	$(2,102,448)
Class C
Shares sold	19,995	28,421	$253,906	$335,668
Reinvestment of distributions	26,773	42,826	336,215	499,689
Shares redeemed	(222,707)	(390,310)	(2,810,213)	(4,540,499)
Net increase (decrease)	(175,939)	(319,063)	$(2,220,092)	$(3,705,142)
Fidelity New Markets Income Fund
Shares sold	14,277,581	9,890,925	$179,925,460	$115,616,068
Reinvestment of distributions	5,241,463	6,427,985	65,929,946	75,058,446
Shares redeemed	(27,370,481)	(24,817,467)	(343,547,296)	(288,735,100)
Net increase (decrease)	(7,851,437)	(8,498,557)	$(97,691,890)	$(98,060,586)
Class I
Shares sold	51,818,173	9,043,453	$656,812,550	$105,261,763
Reinvestment of distributions	3,440,519	3,275,909	43,448,547	38,259,483
Shares redeemed	(14,062,952)	(19,332,273)	(177,776,944)	(224,033,911)
Net increase (decrease)	41,195,740	(7,012,911)	$522,484,153	$(80,512,665)
Class Z
Shares sold	11,274,559	8,628,076	$141,641,587	$99,948,653
Reinvestment of distributions	5,350,032	6,752,380	67,292,193	78,827,686
Shares redeemed	(23,545,712)	(28,143,908)	(296,014,044)	(325,316,297)
Net increase (decrease)	(6,921,121)	(12,763,452)	$(87,080,264)	$(146,539,958)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity New Markets Income Fund	25%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity New Markets Income Fund	26%

13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity New Markets Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Markets Income Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 2.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $204,955,516 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity New Markets Income Fund
Class A	12/19/2024	$0.0168	$0.0000
	12/31/2024	$0.0103	$0.0000
Class M	12/19/2024	$0.0168	$0.0000
	12/31/2024	$0.0103	$0.0000
Class C	12/19/2024	$0.0168	$0.0000
	12/31/2024	$0.0103	$0.0000
Fidelity New Markets Income Fund	12/19/2024	$0.0168	$0.0000
	12/31/2024	$0.0103	$0.0000
Class I	12/19/2024	$0.0168	$0.0000
	12/31/2024	$0.0103	$0.0000
Class Z	12/19/2024	$0.0168	$0.0000
	12/31/2024	$0.0103	$0.0000

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540082.127
NMI-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025